Equity Instruments - Common Stock Reserved for Issuance (Details) - shares	Dec. 31, 2021	Sep. 29, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total shares of common stock reserved	59,504,320	66,830,878	175,857,763
2014 Stock Option Plan
Class of Stock [Line Items]
Total shares of common stock reserved			7,223,913
Redeemable convertible preferred stock
Class of Stock [Line Items]
Total shares of common stock reserved	0		147,876,672
Redeemable convertible preferred stock warrants
Class of Stock [Line Items]
Total shares of common stock reserved	0		408,729
Common stock warrants
Class of Stock [Line Items]
Total shares of common stock reserved	13,075,000		214,033
Restricted stock units issued and outstanding
Class of Stock [Line Items]
Total shares of common stock reserved	4,041,346		0
Stock options issued and outstanding
Class of Stock [Line Items]
Total shares of common stock reserved	21,191,226		21,471,321
Shares available for future grant under Equity Incentive Plan | 2014 Stock Option Plan
Class of Stock [Line Items]
Total shares of common stock reserved	0		5,887,008
Shares available for future grant under Equity Incentive Plan | 2021 Stock Option Plan
Class of Stock [Line Items]
Total shares of common stock reserved	17,533,471		0
Reserved for employee stock purchase plan
Class of Stock [Line Items]
Total shares of common stock reserved	3,663,277		0